FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04085

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Income Fund

Fund Name: Fidelity Total Bond Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: JULY 31

DATE OF REPORTING PERIOD: 06/30/2005

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Income Fund

BY:  /s/ CHRISTINE REYNOLDS
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CHRISTINE REYNOLDS, TREASURER, FIDELITY MANAGEMENT & RESEARCH COMPANY
DATE: 08/11/2005 09:00:40 AM

EXHIBIT A

VOTE SUMMARY REPORT
Fidelity Total Bond Fund
07/01/2004 - 06/30/2005

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: REVLON, INC. MEETING DATE: 06/03/2005
TICKER: REV SECURITY ID: 761525500
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT RONALD O. PERELMAN AS A DIRECTOR	Management	For	For
1.2	ELECT ALAN S. BERNIKOW AS A DIRECTOR	Management	For	For
1.3	ELECT PAUL J. BOHAN AS A DIRECTOR	Management	For	For
1.4	ELECT DONALD G. DRAPKIN AS A DIRECTOR	Management	For	For
1.5	ELECT MEYER FELDBERG AS A DIRECTOR	Management	For	For
1.6	ELECT HOWARD GITTIS AS A DIRECTOR	Management	For	For
1.7	ELECT EDWARD J. LANDAU AS A DIRECTOR	Management	For	For
1.8	ELECT LINDA GOSDEN ROBINSON AS A DIRECTOR	Management	For	For
1.9	ELECT JACK L. STAHL AS A DIRECTOR	Management	For	For
1.10	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	For
2	APPROVAL OF THE REVLON EXECUTIVE BONUS PLAN.	Management	For	For
3	PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2005.	Management	For	For